PROPERTY AND EQUIPMENT, NET (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 39,462	¥ 247,532	$ 36,345	¥ 236,473	¥ 185,235
Less: accumulated depreciation	23,668	148,457	20,948	136,296	109,562
Property and equipment, net	15,795	99,075	15,397	100,177	75,673
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,423	46,564	6,262	40,740	35,464
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,408	8,829	1,328	8,643	7,350
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	186	1,168	179	1,168	1,168
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 30,445	¥ 190,971	$ 28,576	¥ 185,922	¥ 141,253